Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.3%
Debt Funds - 33.0%
iShares 10+ Year Investment Grade Corporate Bond ETF	29,145	$1,526,907
iShares 10-20 Year Treasury Bond ETF	22,300	2,554,242
iShares 1-3 Year Treasury Bond ETF	29,241	2,402,441
iShares 1-5 Year Investment Grade Corporate Bond ETF	38,299	1,935,631
iShares 20+ Year Treasury Bond ETF	7,996	850,535
iShares 3-7 Year Treasury Bond ETF	22,362	2,630,889
iShares 5-10 Year Investment Grade Corporate Bond ETF	33,675	1,726,854
iShares 7-10 Year Treasury Bond ETF	6,229	617,418
iShares Core Total USD Bond Market ETF	168,890	7,794,273
iShares Core U.S. Aggregate Bond ETF	50,948	5,076,459
iShares Fallen Angels USD Bond ETF	9,404	237,639
iShares JP Morgan USD Emerging Markets Bond ETF	6,739	581,441
iShares MBS ETF	69,186	6,553,990
Total Debt Funds		34,488,719
Equity Funds - 62.3%
iShares Core MSCI EAFE ETF	116,449	7,784,616
iShares Core MSCI Emerging Markets ETF	30,438	1,485,070
iShares Core S&P 500 ETF	62,412	25,656,325
iShares Core S&P Mid-Cap ETF	20,821	5,208,581
iShares Core S&P Small-Cap ETF	28,385	2,744,830
iShares ESG Aware MSCI USA ETF	30,545	2,762,795
iShares MSCI EAFE Growth ETF	30,680	2,874,102
iShares MSCI EAFE Value ETF	42,144	2,045,248
iShares MSCI USA Min Vol Factor ETF	16,629	1,209,594
iShares MSCI USA Quality Factor ETF	74,649	9,261,328
iShares U.S. Infrastructure ETF	9,737	363,385
iShares U.S. Technology ETF	40,694	3,776,810
Total Equity Funds		65,172,684
Total Exchange Traded Funds
(Cost - $81,100,651)		99,661,403
Short-Term Investments - 4.1%
Money Market Funds - 4.1%
Dreyfus Government Cash Management, 4.71%(a)	3,432,724	3,432,724
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(a)	853,833	853,833
Total Short-Term Investments (Cost - $4,286,557)		4,286,557
Total Investments - 99.4%
(Cost - $85,387,208)		$103,947,960
Other Assets Less Liabilities - Net 0.6%		665,266
Total Net Assets - 100.0%		$104,613,226

Global Atlantic Moderate Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

(a)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	7	6/16/2023	$634,725	$(11,500)
MSCI EAFE Future	Goldman Sachs & Co.	27	6/16/2023	2,830,275	(126,685)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	8	6/16/2023	398,200	(17,435)
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	4	6/16/2023	1,064,140	(89,642)
S&P 500 E-Mini Future	Goldman Sachs & Co.	42	6/16/2023	8,689,275	(475,328)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	6	6/16/2023	1,517,820	(40,585)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(761,175)